Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Non-controlling interests.
Summarised financial information for non-controlling interests

	2019	2018
	$m	$m
Total Revenue	–	–
Loss after tax	(422)	(9)
Other comprehensive income	–	–
Total comprehensive loss	(422)	(9)

	2019	2018
	$m	$m
Non-current assets	157	16
Current assets	475	526
Total assets	632	542
Current liabilities	(310)	(63)
Non-current liabilities	(267)	–
Total liabilities	(577)	(63)
Net assets	55	479

	2019	2018
	$m	$m
Net cash (outflow)/inflow from operating activities	(13)	7
Net cash inflow/(outflow) from investing activities	7	(4)
Net cash inflow from financing activities	7	–
Increase in cash and cash equivalents in the year	1	3